Note 2 (Tables)	12 Months Ended
Dec. 31, 2024
Principles Of Consoldiation, Acounting policies and measurement bases applied and recent IFRS pronouncements [Abstract]
Depreciation rates for tangible assets [Table Text Block]
In general, and as an accounting policy option, tangible assets are recorded in the balance sheets under the cost model, i.e., at acquisition cost, less the related accumulated depreciation and, if applicable, the estimated impairment losses resulting from comparing the net book value of each item with its corresponding recoverable value (see Note 17).
The Group uses the straight-line method to calculate depreciation over the estimated useful life of the asset. The depreciation charge for tangible assets is recorded under "Depreciation and amortization" in the income statement (see Note 45) and is the result of using the following depreciation rates:

General depreciation rates for tangible assets
Type of assets	Annual Percentage
Buildings for own use	1% - 4%
Furniture	8% - 10%
Fixtures	6% - 12%
Office supplies and hardware	8% - 25%
Lease use rights	The lesser of the lease term or the useful life of the underlying asset